Annual Total Returns [BarChart] - iShares iBonds Dec 2023 Term Corporate ETF - iShares iBonds Dec 2023 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.83%
Annual Return 2017	4.68%
Annual Return 2018	(0.21%)
Annual Return 2019	8.82%
Annual Return 2020	5.35%